Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Tax Liabilities [Abstract]
Summary of Tax Liabilities

Tax liabilities includes the followings:

	2023	2022
Income tax payable	20,280	6,047
Other tax liabilities	520	5,648
Income tax perception	159	2,792
Digital services withholding VAT	341	2,555
Other Taxes	20	301
Total	20,800	11,695